October 30, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Funds Trust (the "Registrant")

1933 Act File No.:  333-34844

1940 Act File No.: 811-09903

CIK No.: 0001111565

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended August 31, 2024.

Please direct any questions or comments to the attention of the undersigned at 412-234-2057.

Sincerely yours,

 /s/ Vickie Proudley
Vickie Proudley
Associate, Paralegal

Enclosure